Balance Sheet (Unaudited) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 569,350	$ 3,387,428	$ 552,315
Accounts receivable	93,720	99,786	17,351
Prepaid expenses and other current assets	126,258	153,681	9,073
Inventory	177,632	110,625	16,809
Total current assets	966,960	3,751,520	595,548
Property and equipment, net	16,672	15,176	7,075
Intangible assets	648,214	696,429	760,714
Goodwill	69,782	69,782	69,782
Other assets	2,125	2,125	2,125
Total assets	1,703,753	4,535,032	1,435,244
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	286,681	170,977	294,187
Accrued expenses and other current liabilities	375,978	720,965	146,774
Total current liabilities	662,659	891,942	440,961
Notes payable - related parties	297,820	297,820	297,820
Total liabilities	960,479	1,189,762	738,781
COMMITMENTS AND CONTINGENCIES
Stockholders' equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value, 200,000,000 shares authorized at September 30, 2014 and December 31, 2013, 38,469,016 and 37,362,160 shares issued and outstanding at September 30, 2014 and December 31, 2013, respectively	38,469	37,362	18,746
Additional paid-in capital	11,941,151	10,606,810	3,375,116
Accumulated deficit	(11,236,345)	(7,298,902)	(2,697,399)
Total stockholders' equity	743,274	3,345,270	696,463
Total liabilities and stockholders' equity	$ 1,703,753	$ 4,535,032	$ 1,435,244